CONDENSED CONSOLIDATED STATEMENT OF LOSS AND OTHER COMPREHENSIVE INCOME/(LOSS) (UNAUDITED) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022 [1]	Sep. 30, 2023	Sep. 30, 2022 [1]
CONSOLIDATED STATEMENT OF LOSS AND OTHER COMPREHENSIVE INCOME
Revenue	$ 467,023	$ 521,317	$ 1,615,755	$ 1,435,132
Cost of sales	(365,032)	(297,598)	(949,774)	(818,797)
Administrative expenses	(93,835)	(91,527)	(291,877)	(284,941)
(Net loss allowance)/net reversal of loss allowance on trade receivables	(711)	1,597	(5,225)	3,397
Other income	33	70	369	4,207
Operating profit	7,478	133,859	369,248	338,998
Finance income	5,823	6,412	18,233	11,035
Finance costs	(261,993)	(234,223)	(1,804,222)	(574,081)
Loss before income tax	(248,692)	(93,952)	(1,416,741)	(224,048)
Income tax (expense)/benefit	(16,659)	57,304	(89,118)	23,945
Loss for the period	(265,351)	(36,648)	(1,505,859)	(200,103)
Loss attributable to:
Owners of the Company	(263,377)	(30,702)	(1,497,525)	(190,941)
Non-controlling interests	(1,974)	(5,946)	(8,334)	(9,162)
Loss for the period	$ (265,351)	$ (36,648)	$ (1,505,859)	$ (200,103)
Loss per share-basic	$ (0.79)	$ (0.09)	$ (4.49)	$ (0.58)
Loss per share-diluted	$ (0.79)	$ (0.09)	$ (4.49)	$ (0.58)
Items that may be reclassified to profit or loss
Fair value loss through other comprehensive income			$ 7
Exchange differences on translation of foreign operations	$ 4,789	$ (52,962)	629,748	$ (43,309)
Other comprehensive income/(loss) for the period, net of taxes	4,789	(52,962)	629,755	(43,309)
Total comprehensive loss for the period	(260,562)	(89,610)	(876,104)	(243,412)
Total comprehensive (loss)/gain attributable to:
Owners of the Company	(251,373)	(79,165)	(876,163)	(240,219)
Non-controlling interests	(9,189)	(10,445)	59	(3,193)
Total comprehensive loss for the period	$ (260,562)	$ (89,610)	$ (876,104)	$ (243,412)

[1]	re-presented to reflect the remeasurement period adjustments, as required by IFRS 3, in respect of updates to the accounting for the GTS SP5 Acquisition in March 2022 and MTN SA Acquisition in May 2022.